SCHEDULE OF CONCENTRATIONS OF CREDIT RISK (Details) - USD ($)		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Concentration Risk [Line Items]
Accounts receivable		$ 2,532,551		$ 3,056,321
Revenues		15,474,918		18,298,565		$ 14,128,459
Accounts payable		929,816		1,795,420
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Accounts receivable		$ 997,506			[1]
Concentration risk percentage		39.39%			[1]
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Accounts receivable		$ 553,800		$ 518,907
Concentration risk percentage		21.87%		16.98%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Accounts receivable		$ 479,511			[1]
Concentration risk percentage		18.93%			[1]
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Accounts receivable			[1]	$ 1,508,419
Concentration risk percentage			[1]	49.35%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Concentration Risk [Line Items]
Accounts receivable			[1]	$ 537,601
Concentration risk percentage			[1]	17.59%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer [Member]
Concentration Risk [Line Items]
Accounts receivable		$ 2,030,817		$ 2,564,927
Concentration risk percentage		80.19%		83.92%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage		12.61%			[1]
Revenues		$ 1,951,384			[1]
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.41%		17.36%
Revenues		$ 1,611,111		$ 3,176,560
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage		23.02%		17.36%
Revenues		$ 3,562,495		$ 3,176,560
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier B [Member]
Concentration Risk [Line Items]
Revenues	[1]
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier C [Member]
Concentration Risk [Line Items]
Revenues	[1]
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier D [Member]
Concentration Risk [Line Items]
Revenues	[1]
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Concentration risk percentage		89.25%			[1]
Accounts payable		$ 829,815			[1]
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier B [Member]
Concentration Risk [Line Items]
Concentration risk percentage			[1]	22.45%
Accounts payable				$ 403,026
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier C [Member]
Concentration Risk [Line Items]
Concentration risk percentage			[1]	16.69%
Accounts payable				$ 299,694
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier D [Member]
Concentration Risk [Line Items]
Concentration risk percentage				13.88%
Accounts payable				$ 249,164
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier [Member]
Concentration Risk [Line Items]
Concentration risk percentage		89.25%		53.02%
Accounts payable		$ 829,815		$ 951,884
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Concentration risk percentage		18.25%
Cost of goods and services sold		$ 2,607,552
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier B [Member]
Concentration Risk [Line Items]
Concentration risk percentage		11.95%
Cost of goods and services sold		$ 1,706,583
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier [Member]
Concentration Risk [Line Items]
Concentration risk percentage		30.20%
Cost of goods and services sold		$ 4,314,135

[1]	represented the percentage below 10%